RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 29, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Expense relating to variable lease payments not included in measurement of lease liabilities	$ 116.8	$ 80.2
Expense relating to short-term leases and leases of low-value assets for which recognition exemption has been used	3.4	3.2
Cash outflow for leases	20.0	28.3
Other inflows (outflows) of cash, classified as financing activities	$ 15.2	$ 24.9